UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7634

Name of Fund: Corporate High Yield Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Corporate High Yield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 5/31/05

Date of reporting period: 12/01/04 - 2/28/05

Item 1 - Schedule of Investments

Corporate High Yield Fund, Inc.

Schedule of Investments as of February 28, 2005                (in U.S. dollars)

Industry+                       Face Amount  Corporate Bonds                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.8%      $ 2,125,000  Alliant Techsystems, Inc., 3% due 8/15/2024 (b)(i)                       $   2,390,625
                                  2,000,000  CPI Holdco, Inc., 8.83% due 2/01/2015 (d)(i)                                 2,010,000
                                  2,100,000  DRS Technologies, Inc., 6.875% due 11/01/2013 (i)                            2,205,000
                                    925,000  Esterline Technologies Corp., 7.75% due 6/15/2013                            1,005,937
                                    700,000  K&F Acquisition, Inc., 7.75% due 11/15/2014 (i)                                708,750
                                  1,650,000  Standard Aero Holdings, Inc., 8.25% due 9/01/2014 (i)                        1,773,750
                                  1,850,000  Titan Corp., 8% due 5/15/2011                                                1,988,750
                                  1,300,000  Transdigm, Inc., 8.375% due 7/15/2011                                        1,381,250
                                  1,600,000  Vought Aircraft Industries, Inc., 8% due 7/15/2011                           1,616,000
                                                                                                                      -------------
                                                                                                                         15,080,062
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 2.0%                   1,250,000  American Airlines, Inc. Series 2001-2, 7.80% due 4/01/2008                   1,119,022
                                             Continental Airlines, Inc.:
                                    875,000      8% due 12/15/2005                                                          855,312
                                  1,165,943      Series 1997-4-B, 6.90% due 1/02/2017                                       936,369
                                    446,395      Series 1998-1-C, 6.541% due 9/15/2009                                      408,314
                                    700,000      Series 1998-3, 7.25% due 11/01/2005                                        654,112
                                  1,105,754      Series 2001-1 Class  C, 7.033% due 6/15/2011                               923,172
                                             Delta Air Lines, Inc.:
                                  1,200,000       7.90% due 12/15/2009                                                      564,000
                                  1,720,000       2.875% due 2/18/2024 (b)(i)                                               887,950
                                                                                                                      -------------
                                                                                                                          6,348,251
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 1.6%                 1,750,000  Autocam Corp., 10.875% due 6/15/2014                                         1,680,000
                                             Metaldyne Corp.:
                                  2,450,000      11% due 6/15/2012                                                        2,143,750
                                  1,102,000      10% due 11/01/2013 (i)                                                   1,085,470
                                                                                                                      -------------
                                                                                                                          4,909,220
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 4.8%               2,475,000  Granite Broadcasting Corp., 9.75% due 12/01/2010                             2,369,812
                                  1,300,000  Nextmedia Operating, Inc., 10.75% due 7/01/2011                              1,446,250
                                             Paxson Communications Corp.:
                                  1,950,000      10.75% due 7/15/2008                                                     2,047,500
                                    500,000      12.121% due 1/15/2009 (h)                                                  488,750
                                  1,600,000  Radio One, Inc., 6.375% due 2/15/2013 (i)                                    1,632,000
                                  1,225,000  Salem Communications Corp., 7.75% due 12/15/2010                             1,304,625
                                  1,202,000  Salem Communications Holding Corp. Series B, 9% due 7/01/2011                1,316,190
                                  2,735,000  Sinclair Broadcast Group, Inc., 4.875% due 7/15/2018 (b)                     2,536,713
                                  2,125,000  Young Broadcasting, Inc., 8.75% due 1/15/2014                                2,103,750
                                                                                                                      -------------
                                                                                                                         15,245,590
-----------------------------------------------------------------------------------------------------------------------------------
Cable - International - 0.7%      2,250,000  NTL Cable Plc, 7.66% due 10/15/2012 (d)(i)                                   2,320,313
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 9.2%                 700,000  Adelphia Communications Corp., 6% due 2/15/2006 (b)(e)                          54,250
                                    252,084  Avalon Cable LLC, 11.875% due 12/01/2008                                       262,482
                                  1,925,000  CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                            2,141,563
                                  4,550,000  Century Cable Holdings LLC Discretionary Term Loan, due 12/31/2009 (a)       4,532,938

                                  1,775,000  Century Communications Series B, 9.05% due 1/15/2008 (e)                     1,113,812
                                             Charter Communications Holdings LLC:
                                  2,575,000      8.625% due 4/01/2009                                                     2,105,062
                                    175,000      10% due 4/01/2009                                                          148,312
                                  1,925,000      9.625% due 11/15/2009                                                    1,592,937
                                    875,000  Charter Communications, Inc., 5.875% due 11/16/2009 (b)(i)                     857,500

Corporate High Yield Fund, Inc.

Schedule of Investments as of February 28, 2005                (in U.S. dollars)

Industry+                       Face Amount  Corporate Bonds                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. (concluded)                     Intelsat Bermuda Ltd. (i):
                                $ 2,450,000      7.794% due 1/15/2012 (d)                                             $   2,517,375
                                  2,575,000      8.625% due 1/15/2015                                                     2,748,812
                                  3,252,000  Loral Cyberstar, Inc., 10% due 7/15/2006 (e)                                 2,418,675
                                  3,525,000  Mediacom Broadband LLC, 11% due 7/15/2013                                    3,899,531
                                    400,000  Mediacom LLC, 9.50% due 1/15/2013                                              417,000
                                             New Skies Satellites NV (i):
                                    700,000      7.438% due 11/01/2011 (d)                                                  734,125
                                  1,075,000      9.125% due 11/01/2012                                                    1,118,000
                                    175,000  Quebecor Media, Inc., 9.99% due 7/15/2011 (h)                                  174,344
                                  1,800,000  Rainbow National Services LLC, 10.375% due 9/01/2014 (i)                     2,142,000
                                                                                                                      -------------
                                                                                                                         28,978,718
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 9.0%                  1,385,000  BCP Caylux Holdings Luxembourg SCA,
                                              9.625% due 6/15/2014 (i)                                                    1,599,675
                                             Crompton Corp.:
                                  1,775,000      8.71% due 8/01/2010 (d)                                                  1,925,875
                                  1,300,000      9.875% due 8/01/2012                                                     1,469,000
                                             Huntsman International LLC:
                                    600,000      9.875% due 3/01/2009                                                       661,500
                                  1,371,000      10.125% due 7/01/2009                                                    1,441,264
                                    975,000  ISP Chemco, Inc. Series B, 10.25% due 7/01/2011                              1,092,000
                                  1,000,000  ISP Holdings, Inc. Series B, 10.625% due 12/15/2009                          1,090,000
                                  1,775,000  Innophos, Inc., 8.875% due 8/15/2014 (i)                                     1,908,125
                                  2,150,000  Millennium America, Inc., 7% due 11/15/2006                                  2,214,500
                                             Nalco Co.:
                                    425,000      7.75% due 11/15/2011                                                       454,750
                                  1,075,000      8.875% due 11/15/2013                                                    1,187,875
                                  1,330,000  Nalco Finance Holdings, Inc., 9.65% due 2/01/2014 (h)                        1,017,450
                                  2,475,000  Omnova Solutions, Inc., 11.25% due 6/01/2010                                 2,648,250
                                    675,000  PCI Chemicals Canada, Inc., 10% due 12/31/2008                                 722,250
                                    550,000  PQ Corp., 7.50% due 2/15/2013 (i)                                              569,938
                                             PolyOne Corp.:
                                  2,450,000      10.625% due 5/15/2010                                                    2,793,000
                                    450,000      8.875% due 5/01/2012                                                       501,750
                                  1,866,000  Terra Capital, Inc., 11.50% due 6/01/2010                                    2,173,890
                                  2,650,000  Wellman, Inc. Second Lien Term Loan, due 2/10/2010 (a)                       2,792,438
                                                                                                                      -------------
                                                                                                                         28,263,530
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.7%        1,225,000  Sealy Mattress Co., 8.25% due 6/15/2014                                      1,283,188
                                    710,000  Tempur-Pedic, Inc., 10.25% due 8/15/2010                                       809,400
                                                                                                                      -------------
                                                                                                                          2,092,588
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 2.4%               Chattem, Inc.:
                                    600,000      5.91% due 3/01/2010 (d)                                                    612,000
                                    550,000      7% due 3/01/2014                                                           566,500
                                  1,100,000  Church & Dwight Co., Inc., 6% due 12/15/2012 (i)                             1,119,250
                                  2,900,000  Hines Nurseries, Inc., 10.25% due 10/01/2011                                 3,168,250
                                  2,050,000  Samsonite Corp., 8.875% due 6/01/2011                                        2,208,875
                                                                                                                      -------------
                                                                                                                          7,674,875
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 6.9%          2,025,000  CBD Media, Inc., 8.625% due 6/01/2011                                        2,151,562
                                  2,100,000  CanWest Media, Inc., 8% due 9/15/2012 (i)                                    2,262,750
                                  1,294,000  Dex Media West LLC, 9.875% due 8/15/2013                                     1,484,865
                                  2,475,000  Houghton Mifflin Co., 8.25% due 2/01/2011                                    2,611,125
                                  5,250,000  Liberty Media Corp., 0.75% due 3/30/2023 (b)                                 5,702,813

Corporate High Yield Fund, Inc.

Schedule of Investments as of February 28, 2005                (in U.S. dollars)

Industry+                       Face Amount  Corporate Bonds                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media (concluded)                Primedia, Inc.:
                                $   825,000      7.625% due 4/01/2008                                                 $     837,375
                                  1,150,000      8.875% due 5/15/2011                                                     1,242,000
                                             Universal City Florida Holding Co. (i):
                                  1,050,000      7.493% due 5/01/2010 (d)                                                 1,099,875
                                    775,000      8.375% due 5/01/2010                                                       815,688
                                    500,000  WDAC Subsidiary Corp., 8.375% due 12/01/2014 (i)                               508,750
                                  3,119,000  Yell Finance BV, 12.67% due 8/01/2011 (h)                                    3,111,203
                                                                                                                      -------------
                                                                                                                         21,828,006
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &            2,225,000  Plains Exploration & Production Co. Series B, 8.75% due 7/01/2012            2,480,875
Production - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 3.4%             1,150,000  Aventine Renewable Energy Holdings, Inc., 9.01% due 12/15/2011 (d)(i)        1,184,500
                                  1,750,000  Dresser, Inc., 9.375% due 4/15/2011                                          1,890,000
                                    600,000  Energy Corp. of America Series A, 9.50% due 5/15/2007                          599,250
                                  1,275,000  Inergy LP, 6.875% due 12/15/2014 (i)                                         1,294,125
                                  3,450,000  Ocean Rig Norway AS, 10.25% due 6/01/2008                                    3,544,875
                                    575,000  Star Gas Partners LP, 10.25% due 2/15/2013 (i)                                 524,688
                                  1,875,000  Trico Marine Services, Inc., 8.875% due 5/15/2012 (e)                        1,687,500
                                                                                                                      -------------
                                                                                                                         10,724,938
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 0.9%                  2,625,000  Refco Finance Holdings LLC, 9% due 8/01/2012 (i)                             2,861,250
-----------------------------------------------------------------------------------------------------------------------------------
Food & Drug - 0.4%                1,275,000  Duane Reade Inc., 7.51% due 12/15/2010 (d)(i)                                1,275,000
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 5.4%               750,000  American Seafoods Group LLC, 10.125% due 4/15/2010                             817,500
                                             Commonwealth Brands, Inc. (i):
                                  1,900,000      9.75% due 4/15/2008                                                      2,033,000
                                  1,375,000      10.625% due 9/01/2008                                                    1,464,375
                                    575,000  Cosan SA Industria e Comercio, 9% due 11/01/2009 (i)                           598,000
                                  2,550,000  Cott Beverages USA, Inc., 8% due 12/15/2011                                  2,738,062
                                             Del Monte Corp.:
                                  1,200,000      8.625% due 12/15/2012                                                    1,338,000
                                    450,000      6.75% due 2/15/2015 (i)                                                    462,375
                                  2,050,000  Doane Pet Care Co., 10.75% due 3/01/2010                                     2,178,125
                                  1,200,000  Merisant Co., 10.25% due 7/15/2013 (i)                                       1,062,000
                                  1,975,000  New World Pasta Co., 9.25% due 2/15/2009 (e)                                   138,250
                                  2,000,000  Smithfield Foods, Inc. Series B, 8% due 10/15/2009                           2,215,000
                                  1,175,000  Tabletop Holdings Inc., 12.25% due 5/15/2014 (h)                               470,000
                                  1,500,000  The Wornick Co., 10.875% due 7/15/2011                                       1,620,000
                                                                                                                      -------------
                                                                                                                         17,134,687
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 6.6%                     3,000,000  Boyd Gaming Corp., 8.75% due 4/15/2012                                       3,307,500
                                  2,175,000  Caesars Entertainment, Inc., 7.875% due 3/15/2010                            2,446,875
                                  1,775,000  Inn of the Mountain Gods Resort & Casino, 12% due 11/15/2010                 2,103,375
                                  1,450,000  MGM Mirage, 8.50% due 9/15/2010                                              1,656,625
                                  3,350,000  Majestic Star Casino LLC, 9.50% due 10/15/2010                               3,546,813
                                    850,000  Penn National Gaming, Inc., 6.75% due 3/01/2015 (i)                            867,000
                                  1,325,000  Pinnacle Entertainment, Inc., 8.25% due 3/15/2012                            1,414,438
                                  2,375,000  Poster Financial Group, Inc., 8.75% due 12/01/2011                           2,526,406
                                  2,500,000  Resorts International Hotel and Casino, Inc., 11.50% due 3/15/2009           2,950,000
                                                                                                                      -------------
                                                                                                                         20,819,032

Corporate High Yield Fund, Inc.

Schedule of Investments as of February 28, 2005                (in U.S. dollars)

Industry+                       Face Amount  Corporate Bonds                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Government - Foreign - 0.4%     $ 1,150,000  Brazilian Government International Bond, 10.50% due 7/14/2014            $   1,347,225
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 7.4%                           Alpharma, Inc.:
                                  2,750,000      3% due 6/01/2006 (b)                                                     3,485,625
                                  2,025,000      8.625% due 5/01/2011 (i)                                                 2,065,500
                                             Elan Finance Plc (i):
                                  1,775,000      6.49% due 11/15/2011 (d)                                                 1,544,250
                                  1,800,000      7.75% due 11/15/2011                                                     1,602,000
                                  2,688,000  Fisher Scientific International, 8.125% due 5/01/2012                        2,950,080
                                  3,500,000  Fresenius Medical Care Capital Trust II, 7.875% due 2/01/2008                3,745,000
                                  2,650,000  Healthsouth Corp., 8.375% due 10/01/2011                                     2,775,875
                                  1,350,000  Select Medical Corp., 7.625% due 2/01/2015 (i)                               1,395,563
                                  2,475,000  U.S. Oncology, Inc., 9% due 8/15/2012 (i)                                    2,703,938
                                    925,000  Vanguard Health Holding Co. II LLC, 9% due 10/01/2014                        1,017,500
                                                                                                                      -------------
                                                                                                                         23,285,331
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 3.2%                               Building Materials Corp. of America:
                                    600,000      7.75% due 7/15/2005                                                        607,500
                                  1,000,000      8% due 10/15/2007                                                        1,035,000
                                  4,700,000      8% due 12/01/2008                                                        4,852,750
                                             Goodman Global Holding Co., Inc. (i):
                                    425,000      5.76% due 6/15/2012 (d)                                                    435,625
                                  1,575,000      7.875% due 12/15/2012                                                    1,539,562
                                  1,375,000  Texas Industries, Inc., 10.25% due 6/15/2011                                 1,595,000
                                                                                                                      -------------
                                                                                                                         10,065,437
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 5.6%     3,400,000  Advanced Micro Devices, Inc., 7.75% due 11/01/2012 (i)                       3,468,000
                                             Amkor Technology, Inc.:
                                    525,000      9.25% due 2/15/2008                                                        514,500
                                  1,775,000      7.125% due 3/15/2011                                                     1,544,250
                                  2,625,000  Cypress Semiconductor Corp., 1.25% due 6/15/2008 (b)                         2,979,375
                                  1,800,000  Freescale Semiconductor, Inc., 5.41% due 7/15/2009 (d)                       1,878,750
                                    575,000  MagnaChip SemiConductor SA, 6.26% due 12/15/2011 (d)(i)                        592,250
                                  1,785,000  Quantum Corp., 4.375% due 8/01/2010 (b)                                      1,747,069
                                    525,000  TTI Holding Corp., 8.875% due 3/01/2013 (i)                                    542,063
                                  1,075,000  UGS Corp., 10% due 6/01/2012 (i)                                             1,214,750
                                  3,175,000  Viasystems, Inc., 10.50% due 1/15/2011                                       3,127,375
                                                                                                                      -------------
                                                                                                                         17,608,382
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 1.9%                               Felcor Lodging LP:
                                  1,450,000      9% due 6/01/2011                                                         1,640,312
                                  2,650,000      6.874% due 6/01/2011 (d)                                                 2,812,312
                                    750,000  Intrawest Corp., 7.50% due 10/15/2013                                          795,937
                                    875,000  True Temper Sports, Inc., 8.375% due 9/15/2011                                 842,188
                                                                                                                      -------------
                                                                                                                          6,090,749
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 6.3%                725,000  Columbus McKinnon Corp., 8.50% due 4/01/2008                                   735,875
                                    925,000  EaglePicher Holdings, Inc. Tranche B Term Loan, due 8/07/2009 (a)              923,458
                                  3,475,000  Eagle Picher Industries, Inc., 9.75% due 9/01/2013                           2,849,500
                                  3,225,000  Invensys Plc, 9.875% due 3/15/2011 (i)                                       3,483,000

Corporate High Yield Fund, Inc.

Schedule of Investments as of February 28, 2005                (in U.S. dollars)

Industry+                       Face Amount  Corporate Bonds                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing  (concluded)      $ 2,350,000  JohnsonDiversey, Inc. Series B, 9.625% due 5/15/2012                     $   2,632,000
                                  1,100,000  Mueller Group, Inc., 10% due 5/01/2012                                       1,210,000
                                    900,000  Rexnord Corp., 10.125% due 12/15/2012                                        1,017,000
                                  1,650,000  Superior Essex Communications LLC, 9% due 4/15/2012                          1,757,250
                                  2,900,000  Trimas Corp., 9.875% due 6/15/2012                                           3,001,500
                                  1,450,000  Tyco International Group SA, 2.75% due 1/15/2018 (b)                         2,147,813
                                                                                                                      -------------
                                                                                                                         19,757,396
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 2.9%              1,500,000  Asia Aluminum Holdings Ltd, 8% due 12/23/2011 (i)                            1,518,750
                                  1,200,000  Century Aluminum Co., 7.50% due 8/15/2014 (i)                                1,290,000
                                  1,000,000  Foundation PA Coal Co., 7.25% due 8/01/2014                                  1,060,000
                                  2,825,000  Luscar Coal Ltd, 9.75% due 10/15/2011                                        3,156,938
                                  2,050,000  Novelis, Inc., 7.25% due 2/15/2015 (i)                                       2,121,750
                                                                                                                      -------------
                                                                                                                          9,147,438
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 4.9%                  1,300,000  Consolidated Container Co. LLC, 10.75% due 6/15/2009 (h)                     1,137,500
                                             Crown European Holdings SA:
                                    925,000      9.50% due 3/01/2011                                                      1,040,625
                                    625,000      10.875% due 3/01/2013                                                      742,187
                                  3,100,000  Owens-Brockway, 8.875% due 2/15/2009                                         3,348,000
                                             Pliant Corp.:
                                  2,200,000      11.125% due 6/15/2009 (h)                                                2,068,000
                                  1,275,000      13% due 6/01/2010                                                        1,246,312
                                             Tekni-Plex, Inc.:
                                  2,150,000      12.75% due 6/15/2010                                                     1,913,500
                                    350,000      8.75% due 11/15/2013 (i)                                                   343,000
                                             U.S. Can Corp.:
                                    375,000      10.875% due 7/15/2010                                                      405,000
                                  2,600,000      12.375% due 10/01/2010                                                   2,535,000
                                    625,000  Wise Metals Group LLC, 10.25% due 5/15/2012                                    637,500
                                                                                                                      -------------
                                                                                                                         15,416,624
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 6.3%                      3,150,000  Abitibi-Consolidated, Inc., 6.51% due 6/15/2011 (d)                          3,244,500
                                             Ainsworth Lumber Co. Ltd. (i):
                                  1,750,000      6.30% due 10/01/2010 (d)                                                 1,802,500
                                  1,075,000      7.25% due 10/01/2012                                                     1,101,875
                                    250,000  Boise Cascade LLC, 5.535% due 10/15/2012 (d)(i)                                258,125
                                  2,825,000  Bowater, Inc., 6.01% due 3/15/2010 (d)                                       2,916,812
                                  2,000,000  Caraustar Industries, Inc., 9.875% due 4/01/2011                             2,190,000
                                             Graphic Packaging International Corp.:
                                    775,000      8.50% due 8/15/2011                                                        842,812
                                    900,000      9.50% due 8/15/2013                                                      1,019,250
                                  1,750,000  JSG Funding Plc, 9.625% due 10/01/2012                                       1,938,125
                                    900,000  Jefferson Smurfit Corp. US, 8.25% due 10/01/2012                               972,000
                                  2,300,000  Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011                       2,461,000
                                    907,000  Western Forest Products, Inc., 15% due 7/28/2009 (g)(i)                        988,755
                                                                                                                      -------------
                                                                                                                         19,735,754
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 0.4%                     1,200,000  Jean Coutu Group, Inc., 8.50% due 8/01/2014                                  1,230,000
-----------------------------------------------------------------------------------------------------------------------------------
Service - 6.2%                    2,525,000  Allied Waste North America Series B, 8.875% due 4/01/2008                    2,720,687
                                  1,007,000  Coinmach Corp., 9% due 2/01/2010                                             1,052,315
                                  2,525,000  Corrections Corp. of America, 7.50% due 5/01/2011                            2,676,500
                                    975,000  Knowledge Learning Corp., Inc., 7.75% due 2/01/2015 (i)                        979,875
                                  1,450,000  MSW Energy Holdings LLC, 8.50% due 9/01/2010                                 1,580,500
                                    825,000  MSW Energy Holdings II LLC, 7.375% due 9/01/2010                               862,125
                                  2,900,000  United Rentals North America, Inc., 7.75% due 11/15/2013                     2,907,250
                                  2,900,000  Waste Services, Inc., 9.50% due 4/15/2014 (i)                                2,979,750

Corporate High Yield Fund, Inc.

Schedule of Investments as of February 28, 2005                (in U.S. dollars)

Industry+                       Face Amount  Corporate Bonds                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Service (concluded)                          Williams Scotsman, Inc.:
                                $ 3,425,000      9.875% due 6/01/2007                                                 $   3,433,563
                                    350,000      10% due 8/15/2008                                                          382,375
                                                                                                                      -------------
                                                                                                                         19,574,940
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.4%                      1,100,000  Ucar Finance, Inc., 10.25% due 2/15/2012                                     1,223,750
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 5.0%                    ADC Telecommunications, Inc. (b):
                                  1,900,000      1% due 6/15/2008                                                         1,786,000
                                    825,000      3.065% due 6/15/2013 (d)                                                   794,063
                                  1,486,000  Alaska Communications Systems Holdings, Inc., 9.875%
                                             due 8/15/2011                                                                1,608,595
                                  2,650,000  Cincinnati Bell, Inc., 8.375% due 1/15/2014                                  2,739,437
                                  2,525,000  LCI International, Inc., 7.25% due 6/15/2007                                 2,461,875
                                    725,000  Qwest Capital Funding, Inc., 7.25% due 2/15/2011                               710,500
                                    900,000  Terremark Worldwide, Inc., 9% due 6/15/2009 (b)(i)                             834,750
                                    800,000  Time Warner Telecom Holdings, Inc., 6.794% due 2/15/2011 (d)                   830,000
                                             Time Warner Telecom, Inc.:
                                    350,000      9.75% due 7/15/2008                                                        357,875
                                  3,600,000      10.125% due 2/01/2011                                                    3,681,000
                                                                                                                      -------------
                                                                                                                         15,804,095
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 1.4%             1,725,000  Laidlaw International, Inc., 10.75% due 6/15/2011                            1,977,281
                                  2,175,000  Teekay Shipping Corp., 8.875% due 7/15/2011                                  2,506,688
                                                                                                                      -------------
                                                                                                                          4,483,969
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 11.5%                              The AES Corp.:
                                  4,132,000      9.375% due 9/15/2010                                                     4,813,780
                                  1,950,000      8.75% due 5/15/2013 (i)                                                  2,218,125
                                    450,000  AES Drax Energy Ltd Series B, 11.50% due 8/30/2010 (e)                           2,250
                                  6,375,000  Calpine Canada Energy Finance Ulc, 8.50% due 5/01/2008                       4,781,250
                                             Calpine Corp.:
                                  1,275,000      8.25% due 8/15/2005                                                      1,287,750
                                    875,000      8.75% due 7/15/2007                                                        735,000
                                  4,200,000  Centerpoint Energy, Inc., 3.75% due 5/15/2023 (b)                            4,788,000
                                  1,822,000  ESI Tractebel Acquisition Corp. Series B, 7.99%
                                             due 12/30/2011                                                               1,930,070
                                  1,750,000  Edison Mission Energy, 9.875% due 4/15/2011                                  2,091,250
                                  2,200,000  El Paso CGP Co., 7.75% due 6/15/2010                                         2,315,500
                                             Nevada Power Co.:
                                    350,000      9% due 8/15/2013                                                           404,250
                                  3,200,000      Series E, 10.875% due 10/15/2009                                         3,656,000
                                  1,525,000  Reliant Energy, Inc., 6.75% due 12/15/2014                                   1,513,563
                                  1,550,000  Sierra Pacific Power Co. Series A, 8% due 6/01/2008                          1,685,625
                                  1,050,000  Sierra Pacific Resources, 8.625% due 3/15/2014                               1,160,250
                                    875,000  Southern Natural Gas Co., 8.875% due 3/15/2010                                 969,063
                                  1,850,000  Texas Genco LLC, 6.875% due 12/15/2014 (i)                                   1,974,875
                                                                                                                      -------------
                                                                                                                         36,326,601
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications - 4.4%      800,000  American Tower Escrow Corp., 14.887% due 8/01/2008 (h)                         600,000
                                  1,850,000  Centennial Cellular Operating Co. LLC, 10.125% due 6/15/2013                 2,146,000
                                  2,700,000  Crown Castle International Corp., 9.375% due 8/01/2011 (b)                   2,997,000
                                    900,000  Iwo Escrow Co., 6.32% due 1/15/2012 (d)(i)                                     931,500

Corporate High Yield Fund, Inc.

Schedule of Investments as of February 28, 2005                (in U.S. dollars)

Industry+                       Face Amount  Corporate Bonds                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications                      Rogers Wireless Communications, Inc.:
(concluded)                     $   250,000      6.135% due 12/15/2010 (d)                                            $     263,750
                                  3,175,000      6.375% due 3/01/2014                                                     3,258,344
                                    250,000      8% due 12/15/2012                                                          270,938
                                    575,000  Rural Cellular Corp., 7.51% due 3/15/2010 (d)                                  603,750
                                  1,275,000  SBA Communications Corp., 8.50% due 12/01/2012 (i)                           1,377,000
                                  1,800,000  SBA Telecommunications, Inc., 7.432% due 12/15/2011 (h)                      1,575,000
                                                                                                                      -------------
                                                                                                                         14,023,282
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Investments in Corporate Bonds
                                             (Cost - $383,175,899) - 127.8%                                             403,157,908
-----------------------------------------------------------------------------------------------------------------------------------

                                Shares Held  Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                      74,829  ABX Air, Inc. (c)                                                              603,122
-----------------------------------------------------------------------------------------------------------------------------------
Cable - International - 0.9%        168,444  Telewest Global, Inc. (c)                                                    2,811,330
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                        189,496  Western Forest Products, Inc. (c)                                            1,217,880
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 0.1%            15,532  MCI, Inc. (e)                                                                  353,353
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Investments in Common Stocks
                                             (Cost - $4,795,484) - 1.6%                                                   4,985,685
-----------------------------------------------------------------------------------------------------------------------------------

                                             Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.9%                   117,000  General Motors Corp. Series C, 6.25% (b)                                     2,864,160
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Investments in Preferred Stocks
                                             (Cost - $2,924,483) - 0.9%                                                   2,864,160
-----------------------------------------------------------------------------------------------------------------------------------

                                             Warrants (j)
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.0%                  28,619  Loral Space & Communications (expires 12/26/2006)                                  286
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.0%                   29,930  HealthSouth Corp. (expires 1/23/2014)                                           74,825
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 0.0%                      3,500  Pliant Corp. (expires 6/01/2010)                                                    35
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.0%                            700  MDP Acquistions Plc (expires 10/01/2013)                                         7,000
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                                800  American Tower Corp. (expires 8/01/2008)                                       187,200
Communications - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Investments in Warrants (Cost - $102,811) - 0.1%                         269,346
-----------------------------------------------------------------------------------------------------------------------------------

                        Beneficial Interest  Other Interests (f)
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.3%                 $ 3,543,975  US Airways Group, Inc. - Certificate of Beneficial Interest (c)                992,313
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Investments in Other Interests
                                             (Cost - $956,873) - 0.3%                                                       992,313
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $391,955,550*) - 130.7%                                                                       412,269,412

Liabilities in Excess of Other Assets - (30.7%)                                                                        (96,744,557)
                                                                                                                      -------------
Net Assets - 100.0%                                                                                                   $ 315,524,855
                                                                                                                      =============

Corporate High Yield Fund, Inc.

Schedule of Investments as of February 28, 2005                (in U.S. dollars)

(a) Floating rate corporate debt in which the Fund invests generally pays interest at rates that are periodically predetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate. Corporate Loans represent 2.6% of the Fund's net assets.
(b)   Convertible security.
(c)   Non-income producing security.
(d)   Floating rate note.
(e) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(f) Other Interests represent beneficial interest in liquidation trusts and other reorganization entities.
(g) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(h) Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
(i) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(j) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
+ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
* The cost and unrealized appreciation (depreciation) of investments as of February 28, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $392,328,366
                                                                   ============
      Gross unrealized appreciation                                $ 28,303,500
      Gross unrealized depreciation                                  (8,362,454)
                                                                   ------------
      Net unrealized appreciation                                  $ 19,941,046
                                                                   ============

      Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                    Net                 Interest
          Affiliate                               Activity               Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series LLC,
        Cash Sweep Series I                          -                  $ 5,150
      --------------------------------------------------------------------------

      Financial futures contracts sold as of February 28, 2005 were as follows:

      -----------------------------------------------------------------------------------------
      Number of                                    Expiration        Face           Unrealized
      Contracts              Issue                    Date           Value         Appreciation
      -----------------------------------------------------------------------------------------
         46        Ten-Year U.S. Treasury Notes    March 2005     $ 5,213,684      $    113,434
      -----------------------------------------------------------------------------------------

Corporate High Yield Fund, Inc.

Schedule of Investments as of February 28, 2005                (in U.S. dollars)

      Swaps outstanding as of February 28, 2005 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
                                                      Notional     Appreciation
                                                       Amount     (Depreciation)
      --------------------------------------------------------------------------
      Receive a variable rate return based on
      1-month USD LIBOR and pay a fixed rate of
      1.56%

      Broker, UBS Warburg
      Expires June 2005                             $ 30,000,000      $ 203,855

      Sold credit default protection on Dow
      Jones CDX North America Series 3 High
      Yield Single B and receive 4%

      Broker, JPMorgan Chase Bank
      Expires December 2009                         $  1,840,000         (4,600)

      Sold credit default protection
      on Dow Jones CDX North
      America  Series 3 High Yield
      Single B and receive 4%

      Broker, Morgan Stanley Capital
        Services, Inc.
      Expires December 2009                         $  2,760,000         (6,900)
      --------------------------------------------------------------------------
      Total                                                           $ 192,355
                                                                      =========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Corporate High Yield Fund, Inc.


By: /s/Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Corporate High Yield Fund, Inc.

Date: April 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Corporate High Yield Fund, Inc.

Date: April 22, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Corporate High Yield Fund, Inc.

Date: April 22, 2005